Deferred tax - Changes in deferred taxes (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Deferred tax liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
On January 1	€ (20,660)	€ (23,607)
Credited/charged (-) to profit or loss	20,612	2,977
Exchange differences	48	(30)
On December 31		(20,660)
Intangible assets other than goodwill | Deferred tax liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
On January 1	(19,312)	(21,588)
Credited/charged (-) to profit or loss	19,264	2,306
Exchange differences	48	(30)
On December 31		(19,312)
Retirement benefit liabilities | Deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
On January 1	253	159
Credited/charged (-) to profit or loss	(240)	(82)
Charged to other comprehensive income	(13)	177
Exchange differences		(1)
On December 31		253
Tax loss carryforward | Deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
On January 1	329	292
Credited/charged (-) to profit or loss	(302)	18
Exchange differences	(27)	19
On December 31		329
Property, plant and equipment | Deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
On January 1	892	675
Credited/charged (-) to profit or loss	(657)	190
Exchange differences	(40)	27
On December 31	195	892
Other | Deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
On January 1	1,474	1,126
Credited/charged (-) to profit or loss	(1,199)	126
Charged to other comprehensive income	(13)	177
Exchange differences	(67)	45
On December 31	195	1,474
Other | Deferred tax liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
On January 1	(1,348)	(2,019)
Credited/charged (-) to profit or loss	€ 1,348	671
On December 31		€ (1,348)